Interest rate benchmark reform - Significant exposures impacted by the IBOR reform (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 361,451	£ 342,632
Reverse repurchase agreements and other similar secured lending		3,227	9,031
Financial assets at fair value through the income statement		191,972	175,151
Financial assets at fair value through other comprehensive income		61,753	78,688
Non-derivative financial assets		1,360,339	1,329,242
Debt securities in issue		(98,867)	(75,796)
Subordinated liabilities		(12,759)	(16,341)	£ (18,156)
Financial liabilities designated at fair value		(250,960)	(249,765)
Non-derivative financial liabilities		(1,307,095)	(1,275,684)
Equity		(70,211)	(66,882)	(65,660)	£ (63,779)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity	[1]	(12,259)	(11,172)	£ (10,871)	£ (9,632)
IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		30,663	50,204
Reverse repurchase agreements and other similar secured lending		186	334
Financial assets at fair value through the income statement		9,249	10,361
Financial assets at fair value through other comprehensive income		0	308
Non-derivative financial assets		40,098	61,207
Debt securities in issue		(7,220)	(12,942)
Subordinated liabilities		(1,201)	(1,663)
Financial liabilities designated at fair value		(920)	(2,320)
Non-derivative financial liabilities		(9,341)	(16,925)
Standby facilities, credit lines and other commitments		117,636	108,980
IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(3,466)	(6,631)
IBOR reform | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		14,166	30,179
Reverse repurchase agreements and other similar secured lending		0	0
Financial assets at fair value through the income statement		185	3,496
Financial assets at fair value through other comprehensive income		0	186
Non-derivative financial assets		14,351	33,861
Debt securities in issue		0	(1,023)
Subordinated liabilities		0	(71)
Financial liabilities designated at fair value		(708)	(149)
Non-derivative financial liabilities		(708)	(1,243)
Standby facilities, credit lines and other commitments		60,490	18,944
Increase (Decrease) In Undrawn Borrowing Facilities		(34,000)
IBOR reform | GBP LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0	(3,500)
IBOR reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		15,812	18,109
Reverse repurchase agreements and other similar secured lending		186	334
Financial assets at fair value through the income statement		8,538	6,373
Financial assets at fair value through other comprehensive income		0	114
Non-derivative financial assets		24,536	24,930
Debt securities in issue		(6,137)	(10,718)
Subordinated liabilities		(1,088)	(1,592)
Financial liabilities designated at fair value		(212)	(1,273)
Non-derivative financial liabilities		(7,437)	(13,583)
Standby facilities, credit lines and other commitments		42,767	74,011
Increase (Decrease) In Undrawn Borrowing Facilities		34,000
IBOR reform | USD LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(3,374)	(3,131)
IBOR reform | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		25	173
Reverse repurchase agreements and other similar secured lending		0	0
Financial assets at fair value through the income statement		5	0
Financial assets at fair value through other comprehensive income		0	0
Non-derivative financial assets		30	173
Debt securities in issue		(1,083)	(1,201)
Subordinated liabilities		0	0
Financial liabilities designated at fair value			(759)
Non-derivative financial liabilities		(1,083)	(1,960)
Standby facilities, credit lines and other commitments		1,284	0
IBOR reform | JPY LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)	0
IBOR reform | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		229	18
Reverse repurchase agreements and other similar secured lending		0	0
Financial assets at fair value through the income statement		327	283
Financial assets at fair value through other comprehensive income		0	0
Non-derivative financial assets		556	301
Debt securities in issue		0	0
Subordinated liabilities		0	0
Financial liabilities designated at fair value			0
Non-derivative financial liabilities		0	0
Standby facilities, credit lines and other commitments		371	74
IBOR reform | CHF LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0	0
IBOR reform | Others
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		431	1,725
Reverse repurchase agreements and other similar secured lending		0	0
Financial assets at fair value through the income statement		194	209
Financial assets at fair value through other comprehensive income		0	8
Non-derivative financial assets		625	1,942
Debt securities in issue		0	0
Subordinated liabilities		(113)	0
Financial liabilities designated at fair value			(139)
Non-derivative financial liabilities		(113)	(139)
Standby facilities, credit lines and other commitments		12,724	15,951
IBOR reform | Others | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		£ 0	£ 0

[1]	For further details refer to Note 28.